GOODWILL AND INTANGIBLE ASSETS - Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,270,532	$ 1,239,839	$ 1,245,012
Intangible assets with indefinite lives	226,605	221,199
Intangible assets with definite lives, net	4,295	7,125
Total goodwill and intangible assets, net	$ 1,501,432	$ 1,468,163